Other Payables and Accruals	6 Months Ended
Jun. 30, 2020
Other Payables and Accruals
Other Payables and Accruals

9. Other Payables and Accruals

An analysis of other payables and accruals is as follows:

	December 31,	June 30,
	2019	2020
Unearned revenue	27,916	14,513
Accrued off-hire	1,688	3,379
Accrued purchases	3,335	2,508
Accrued interest	12,393	10,359
Other accruals	6,238	9,018
Total	51,570	39,777